Computer hardware prepayments (Tables)	12 Months Ended
Jun. 30, 2024
Computer Hardware Prepayments [Abstract]
Mining Hardware Prepayments

	Consolidated
	30 June 2024	30 June 2023
	US$’000	US$’000

Non-current assets
Mining hardware prepayment	239,841	68